UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22756

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)

Spectrum Active Advantage Fund

Investor Class (SAPEX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spectrum Active Advantage  Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund  and its performance at www.thespectrumfunds.com/fund-documents. You can also request this information by contacting us at (866) 862-9686.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$87	1.78%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Spectrum Active Advantage Fund returned -3.91% from October l , 2024 – March 31, 2025. The Fund's primary benchmark, the S&P 500 Total Return Index returned -1.97%.

Equity markets meandered in October. Equity exposure in the Fund remained elevated. By month end, exposure was modestly defensive as sentiment, breadth, and price patterns displayed hesitation.. Major equity indexes bounced back in November in jagged action. Despite the volatility, major indexes stayed above key technical levels that define bull market trends. Equity exposure in the Fund remained elevated most of the month. Momentum was strong in the equity market early in December, riding the “election wave” and the AI/Quantum Computing trend. However, this was mostly limited to large caps. In the post rate-cut meeting, Federal Reserve Chairman Powell ramped up hawkish comments. The sharp decline mid-month was followed by inconsistent price action as optimistic longer-term trends remained intact while shorter-term headwinds were visible in poor breadth. The Fund entered the month with high exposure. By the time of the Fed meeting, exposure had already been modestly reduced. Equities began the year under modest pressure. The sub-advisor took further defensive measures in the first half of the month of January. Equities faltered in February as investors adjusted to the uncertain outlook. Small and mid-cap indexes fared worse, as major indexes fell below key technical levels such as their 200-day moving averages. Large-cap stocks such as those in the S&P 500 Index and NASDAQ 100 Index performed well early in the month before pulling back in the latter half of the month. The Fund entered February leaning more toward larger caps, including investments with traditionally defensive/lower beta characteristics. The sub-advisor reduced exposure overall in the latter half of the month as momentum weakened across the board. Equities weakened in March. The sub-advisor added mutual fund investments that use various hedging strategies such as Long/Short.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spectrum Active Advantage Fund - $15,926
S&P 500® Index - $31,696
$40,000
$30,000
$20,000
$10,000
$0
$31,696
$15,926
Jun-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Spectrum Active Advantage Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Mar-2016	$9,401	$9,932
Mar-2017	$10,446	$11,638
Mar-2018	$11,936	$13,266
Mar-2019	$12,347	$14,526
Mar-2020	$12,244	$13,512
Mar-2021	$19,387	$21,127
Mar-2022	$18,296	$24,432
Mar-2023	$13,746	$22,544
Mar-2024	$15,413	$29,280
Mar-2025	$15,926	$31,696

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (June 1, 2015)
Spectrum Active Advantage Fund	-3.91%	3.33%	5.40%	4.85%
S&P 500® Index	-1.97%	8.25%	18.59%	12.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$9,353,497
Number of Portfolio Holdings	9
Advisory Fee	$72,531
Portfolio Turnover	707%

Investment Model Exposure 1.06 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Equity Other	54.12
S&P 500 Index	40.55
Cash Management	11.19

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

Equity Other	54.12%
S&P 500 Index	40.55%
Cash Management	11.19%
105.86%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AQR Equity Market Neutral Fund Class R6	29.6%
AQR Long-Short Equity Fund Class R6	24.5%
Vanguard S&P 500 ETF	15.9%
Invesco S&P 500 Low Volatility ETF	10.8%
Invesco S&P 500 Equal Weight ETF	7.8%
Fidelity Government Portfolio Class I, 4.200%,	3.7%
First American Government Obligations Fund Class Z, 4.210%,	3.7%
United States Treasury Bill, 4.220%, 06/05/25	3.7%

The Fund holds the following cash futures position:  $565,325 CME E-Mini Standard & Poor's 500 Index.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund’s holdings.

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Spectrum Active Advantage Fund - Investor (SAPEX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.thespectrumfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SAPEX

Spectrum Low Volatility Fund

Investor Class (SVARX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spectrum Low Volatility Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund  and its performance at www.thespectrumfunds.com/fund-documents. You can also request this information by contacting us at (866) 862-9686.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$120	2.42%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Spectrum Low Volatility Fund returned -0.61% from October 1, 2024 – March 31, 2025. The Fund's primary benchmark, the Morningstar LSTA U.S. Leveraged Loan 100 Total Return Index, returned 2.94%. Rising Treasury yields in October implied a concern for inflation and investor fear for increased spending from the election victor. The Fund lowered exposure to high yield and municipals. Treasuries dropped as yields rose in November. The Fund increased exposure in response, adding to high yield bonds and floating rate investments. At the Fed’s December Open Market Committee meeting, the Fed Funds Rate was reduced by 0.25%. Markets reacted negatively as Chairman Powell hawkish comments that put into question the consistency of the rate cycle. Inflation concerns pressured intermediate and longer-term bonds, pushing up rates. The portfolio manager reduced the municipal position in the Fund and decreased exposure to high yield. Elevated rates continued to support floating rate investments and the Fund kept steady exposure to this area as well as securitized credit/mortgaged-backed assets. The bond market was volatile in January as investors dealt with the Fed’s “pivot” and a new administration. The Fed kept rates unchanged, a modestly hawkish stance at its January meeting. The yield on the 10-Year Treasury hit a 52-week high before backing off to late December levels. The sub-advisor added high yield exposure to a greater degree versus other fixed income areas, while also augmenting positions in floating rate/bank loan. The bond market was volatile early/mid-month in February as investors dealt with policy uncertainty. Treasury prices ultimately moved higher for the month, with rates lower. The sub-advisor held exposure mostly steady in high yields. It reduced exposure rather sharply to floating rate/bank loans. It added duration to the portfolio across multiple categories, including municipal and investment grade corporate bonds. After positive momentum in February, the bond market eased back in March with rates edging higher. The sub-advisor reduced exposure to high yield bonds, even reaching 0% exposure by the close of the month. It also reduced exposure to other bond categories.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spectrum Low Volatility Fund - $18,967
Morningstar LSTA U.S. Leveraged Loan 100 Index - $15,721
$20,000
$15,000
$10,000
$5,000
$0
$18,967
$15,721
Mar-2015
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	Spectrum Low Volatility Fund	Morningstar LSTA U.S. Leveraged Loan 100 Index
Mar-2015	$10,000	$10,000
Mar-2016	$10,289	$9,786
Mar-2017	$11,893	$10,670
Mar-2018	$12,457	$11,091
Mar-2019	$13,040	$11,428
Mar-2020	$13,743	$10,839
Mar-2021	$16,973	$12,496
Mar-2022	$17,095	$12,783
Mar-2023	$16,799	$13,092
Mar-2024	$18,398	$14,684
Mar-2025	$18,967	$15,721

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Spectrum Low Volatility Fund	-0.61%	3.10%	6.66%	6.61%
Morningstar LSTA U.S. Leveraged Loan 100 Index	2.94%	7.06%	7.72%	4.63%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$191,988,952
Number of Portfolio Holdings	15
Advisory Fee	$2,268,810
Portfolio Turnover	292%

Investment Model Exposure 1.42 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Cash Management	66.71
Bond	45.41
Market Neutral	15.80
Emerging Markets	9.18
Mortgage Backed	5.25

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

Cash Management	66.71%
Bond	45.41%
Market Neutral	15.80%
Emerging Markets	9.18%
Mortgage Backed	5.25%
142.35%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.230%, 06/12/25	16.3%
Fidelity Government Portfolio Class I, 4.200%,	15.1%
United States Treasury Bill, 4.240%, 06/26/25	13.6%
AQR Equity Market Neutral Fund Class R6	10.1%
PIMCO Income Fund Institutional Class	10.0%
Holbrook Income Fund Class I	10.0%
Regan Total Return Income Fund Institutional Class	9.8%
RiverPark Strategic Income Fund Institutional Class	6.3%
Holbrook Structured Income Fund Class I	6.1%
Medalist Partners MBS Total Return Fund Insitutional Class	5.3%

The Fund generally invests its assets in the above eight categories. A zero "0" indicates no assets for this category as of the end of the reporting period. In addition to the top ten cash holdings, significant exposure in the Fund was attained by the following swaps on mutual funds: $17.6 million Eaton Vance Emerging Markets Debt Opportunities  Fund, $11.0 million AQR Equity Market Neutral Fund.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Spectrum Low Volatility Fund - Investor (SVARX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.thespectrumfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SVARX

Spectrum Unconstrained Fund - Investor (SUNBX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Spectrum Unconstrained Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund  and its performance at www.thespectrumfunds.com/fund-documents. You can also request this information by contacting us at (866) 862-9686.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$123	2.47%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Spectrum Unconstrained Fund returned -0.91% from October 1, 2024-March 31, 2025. The Fund's primary benchmark, the Morningstar LSTA US Leveraged Loan Total Return Index, returned 2.94%.

The Fund had a fourth quarter 2024 return of -1.22%, outperforming Aggregate bonds -3.06% and 7-10 year Govt Bonds -4.60%. High yields bonds were also down -0.11%. The disappointing return was due to the fact that as soon as the Fed began to drop short-term interest rates about 1%, the 10 year Government Bond interest rates rose over 1% causing longer term bonds to correct substantially.  Since the portfolio had lengthened the duration expecting the longer rates to drop, the opposite occurred and the Fund experienced modest losses. The Fund finished the year moving into a much higher allocation to Floating Rate funds with lower duration as the Fed reconsidered dropping rates in 2025.  During the first quarter of 2025, the ETF’s which the sub-advisor actively trades in the Fund were mixed. HYG was up 1.23%, but BKLN was down - 0.14%, PFF was down -1.17%, and CWB down -1.32%. The action was all in the stock market selloff, to which the Fund had no exposure. The Fund did have some long/short stock exposure for a part of the first quarter.  Leverage was modest since there were no sectors which would encourage the sub-advisor to borrow funds to lever up which it does when it discerns a trend.  The sub-advisor  normally needs a trend to perform well and anticipates that later this year the bond market may improve once the tariff issues are resolved.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spectrum Unconstrained Fund - $10,938
Morningstar LSTA U.S. Leveraged Loan 100 Index - $12,538
Bloomberg U.S. Aggregate Bond Index - $9,653
$15,000
$10,000
$5,000
$0
$12,538
$10,938
$9,653
04/16/21
03/31/22
03/31/23
03/31/24
03/31/25

	Spectrum Unconstrained Fund	Morningstar LSTA U.S. Leveraged Loan 100 Index	Bloomberg U.S. Aggregate Bond Index
04/16/21	$10,000	$10,000	$10,000
03/31/22	$9,847	$10,195	$9,505
03/31/23	$10,021	$10,442	$9,050
03/31/24	$10,663	$11,711	$9,204
03/31/25	$10,938	$12,538	$9,653

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 16, 2021)
Spectrum Unconstrained Fund	-0.91%	2.58%	2.29%
Morningstar LSTA U.S. Leveraged Loan 100 Index	2.94%	7.06%	5.88%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.89%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$6,162,960
Number of Portfolio Holdings	9
Advisory Fee	$77,743
Portfolio Turnover	194%

Investment Model Exposure 1.20 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Bond	49.29
Cash Management	34.35
Market Neutral	22.54
Emerging Markets	14.29

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

Bond	49.29%
Cash Management	34.35%
Market Neutral	22.54%
Emerging Markets	14.29%
120.47%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Holbrook Structured Income Fund Class I	21.8%
United States Treasury Bill, 4.220%, 06/05/25	18.0%
PIMCO Income Fund Institutional Class	17.6%
AQR Equity Market Neutral Fund Class R6	10.1%
Pioneer Securitized Income Fund Class Y	9.9%
Fidelity Government Portfolio Class I, 4.200%,	8.2%
First American Government Obligations Fund Class Z, 4.210%,	8.2%

The Fund generally invests its assets in the above nine categories. A zero "0" indicates no assets for this category as of the end of the reporting period. In addition to the top ten cash holdings, significant exposure in the Fund was attained by the following swaps on mutual funds: $880,784 Eaton Vance Emerging Markets Debt Opportunities Fund, $768,180 AQR Equity Market Neutral Fund. Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings..  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund’s holdings.

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Spectrum Unconstrained Fund - Investor (SUNBX)

Semi-Annual Shareholder Report - March 31, 2025

Additional information is available on the Fund's website (www.thespectrumfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-SUNBX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Spectrum Low Volatility Fund
Spectrum Active Advantage Fund
Spectrum Unconstrained Fund

Semi-Annual Financial Statements
and Additional Information

March 31, 2025

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc. Member FINRA

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	OPEN-END FUNDS — 60.8%
	ALTERNATIVE - 10.1%
1,751,152	AQR Equity Market Neutral Fund, Class R6			$19,332,719

	FIXED INCOME - 50.7%
920,510	Bramshill Multi Strategy Income Fund Institutional Class, Institutional Class			6,121,389
1,969,231	Holbrook Income Fund, Class I			19,200,000
1,195,741	Holbrook Structured Income Fund, Class I			11,754,132
1,177,111	Medalist Partners MBS Total Return Fund, Institutional Class			10,087,838
1,794,393	PIMCO Income Fund, Institutional Class			19,200,001
1,985,371	Regan Total Return Income Fund, Institutional Class			18,861,024
1,400,395	RiverPark Strategic Income Fund, Institutional Class			12,125,736
				97,350,120

	TOTAL OPEN-END FUNDS (Cost $116,510,723)			116,682,839

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 37.7%
	U.S. TREASURY BILLS — 37.7%
7,583,000	United States Treasury Bill(a)	4.2200	06/05/25	7,525,518
31,536,000	United States Treasury Bill(a)	4.2300	06/12/25	31,271,697
7,681,000	United States Treasury Bill(a)	4.2400	06/20/25	7,609,452
26,300,000	United States Treasury Bill(a)	4.2400	06/26/25	26,036,752
				72,443,419
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $72,450,931)			72,443,419

Shares
	SHORT-TERM INVESTMENTS — 15.1%
	MONEY MARKET FUND – 15.1%
28,998,640	Fidelity Government Portfolio, Class I, 4.20% (Cost $28,998,640)(b)			28,998,640

	TOTAL INVESTMENTS – 113.6% (Cost $217,960,294)			$218,124,898
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.6)%			(26,135,946)
	NET ASSETS - 100.0%			$191,988,952

(a)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2025.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

TOTAL RETURN SWAPS
		Notional Amount				Unrealized
Number of		at March 31,		Termination		Appreciation
Shares	Reference Entity	2025	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
1,002,936	AQR Equity Market Neutral Fund Class I	$11,012,236	USD SOFR plus 165 bp	2/18/2026	NGFP	$624,524
2,195,432	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I*	17,629,319	USD SOFR plus 165 bp	9/13/2027	BRC	—

					Total:	$624,524

BRC - Barclays Capital

NGFP - Nomura Global Financial Products, Inc.

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

*	Swap contract reset at March 31, 2025.

See accompanying notes to financial statements.

SPECTRUM ACTIVE ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 34.5%
	EQUITY - 34.5%
4,200	Invesco S&P 500 Equal Weight ETF			$727,566
13,500	Invesco S&P 500 Low Volatility ETF			1,008,720
2,900	Vanguard S&P 500 ETF			1,490,339
				3,226,625

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,249,224)			3,226,625

	OPEN-END FUNDS — 54.1%
	ALTERNATIVE - 54.1%
251,206	AQR Equity Market Neutral Fund, Class R6			2,773,309
129,975	AQR Long-Short Equity Fund, Class R6			2,287,568
				5,060,877

	TOTAL OPEN-END FUNDS (Cost $5,020,050)			5,060,877

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 3.7%
	U.S. TREASURY BILL — 3.7%
350,000	United States Treasury Bill(a)	4.2200	06/05/25	347,347

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $347,384)			347,347

Shares
	SHORT-TERM INVESTMENTS — 7.3%
	MONEY MARKET FUNDS - 7.3%
341,411	Fidelity Government Portfolio, Class I, 4.20%(b)			341,411
341,411	First American Government Obligations Fund, Class Z, 4.21%(b)			341,411
	TOTAL MONEY MARKET FUNDS (Cost $682,822)			682,822

	TOTAL SHORT-TERM INVESTMENTS (Cost $682,822)			682,822

See accompanying notes to financial statements.

SPECTRUM ACTIVE ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Fair Value
TOTAL INVESTMENTS – 99.6% (Cost $9,299,480)	$9,317,671
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	35,826
NET ASSETS - 100.0%	$9,353,497

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
2	CME E-Mini Standard & Poor’s 500 Index Futures	06/23/2025	$565,325	$(7,820)

	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2025.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	OPEN-END FUNDS — 59.5%
	ALTERNATIVE - 10.1%
56,221	AQR Equity Market Neutral Fund, Class R6			$620,682

	FIXED INCOME - 49.4%
136,860	Holbrook Structured Income Fund, Class I			1,345,337
101,235	PIMCO Income Fund, Institutional Class			1,088,779
63,874	Pioneer Securitized Income Fund, Class Y			609,361
				3,043,477

	TOTAL OPEN-END FUNDS (Cost $3,648,681)			3,664,159

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 18.0%
	U.S. TREASURY BILL — 18.0%
1,118,000	United States Treasury Bill(a)	4.2200	06/05/25	1,109,525

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,109,546)			1,109,525

Shares
	SHORT-TERM INVESTMENTS — 16.3%
	MONEY MARKET FUNDS - 16.3%
503,793	Fidelity Government Portfolio Institutional Class, Class I, 4.20%(b)			503,793
503,792	First American Government Obligations Fund, Class Z, 4.21%(b)			503,792
	TOTAL MONEY MARKET FUNDS (Cost $1,007,585)			1,007,585

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,007,585)			1,007,585

	TOTAL INVESTMENTS - 93.8% (Cost $5,765,812)			$5,781,269
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.2%			381,691
	NET ASSETS - 100.0%			$6,162,960

(a)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2025.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at		Termination		Appreciation
Shares	Reference Entity	March 31, 2025	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
69,962	AQR Equity Market Neutral Fund Class I	$768,180	USD SOFR plus 165 bp	2/18/2026	NGFP	$43,705
109,687	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I*	880,784	USD SOFR plus 165 bp	9/13/2027	BRC	—

						$43,705

BRC - Barclays Capital

NGFP - Nomura Global Financial Products, Inc.

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

*	Swap contract reset at March 31, 2025.

See accompanying notes to financial statements.

Spectrum Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2025

	Spectrum Low	Spectrum Active	Spectrum
	Volatility Fund	Advantage Fund	Unconstrained Fund
ASSETS
Investment securities:
At cost	$217,960,294	$9,299,480	$5,765,812
At value	$218,124,898	$9,317,671	$5,781,269
Segregated cash - collateral for swaps	11,473,225	—	340,000
Receivable for swaps	81,885	—	17,550
Unrealized appreciation on swaps	624,524	—	43,705
Dividend and interest receivable	499,305	5,040	13,273
Receivable for Fund shares sold	54,267	—	—
Deposit with broker for futures	—	49,116	—
Receivable for securities sold	—	4,990	—
Prepaid expenses and other assets	14,040	—	—
TOTAL ASSETS	230,872,144	9,376,817	6,195,797

LIABILITIES
Investment advisory fees payable	340,231	11,798	11,428
Payable for Fund shares redeemed	135,676	2,565	—
Shareholder servicing fees payable	7,275	1,137	—
Payable for swaps	—	—	18,625
Unrealized depreciation on futures	—	7,820	—
Payable to related party	—	—	2,784
TOTAL LIABILITIES	38,883,192	23,320	32,837
NET ASSETS	$191,988,952	$9,353,497	$6,162,960

NET ASSET VALUE
Net Assets	$191,988,952	$9,353,497	$6,162,960
Shares of beneficial interest outstanding	8,071,952	529,097	326,969
Net Asset Value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$23.78	$17.68	$18.85

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$193,996,246	$14,459,220	$6,813,099
Accumulated deficits	(2,007,294)	(5,105,723)	(650,139)
NET ASSETS	$191,988,952	$9,353,497	$6,162,960

See accompanying notes to financial statements.

Spectrum Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2025

	Spectrum Low	Spectrum Active	Spectrum
	Volatility Fund	Advantage Fund	Unconstrained Fund
INVESTMENT INCOME
Dividends	$3,817,770	$33,200	$101,808
Interest	1,528,301	97,372	65,687
TOTAL INVESTMENT INCOME	5,346,071	130,572	167,495

EXPENSES
Investment advisory fees	2,268,810	72,531	77,743
Administration expenses (Note 6)	236,920	12,171	10,517
Shareholder servicing fees	42,208	1,451	1,085
Miscellaneous expenses	4,500	4,500	4,500
TOTAL EXPENSES	2,552,438	90,653	93,845
Less: Expenses waived by the Advisor	—	(4,500)	(4,500)
NET EXPENSES	2,552,438	86,153	89,345
NET INVESTMENT INCOME	2,793,633	44,419	78,150

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Investments	1,932,738	(265,551)	47,660
Swaps	(3,063,327)	(16,504)	(27,660)
Futures	(331,108)	111,274	(11,504)
TOTAL NET REALIZED GAIN (LOSS)	(1,461,697)	(170,781)	8,496

Net change in unrealized appreciation (depreciation) on:
Investments	(3,300,098)	(125,773)	(105,320)
Swaps	335,190	—	(54,778)
Futures	54,193	(138,120)	1,860
TOTAL NET CHANGE IN UNREALIZED DEPRECIATION	(2,910,715)	(263,893)	(158,238)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,372,412)	(434,674)	(149,742)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,578,779)	$(390,255)	$(71,592)

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2025	September 30, 2024
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,793,633	$6,407,683
Net realized gain (loss) from investments, swaps, and futures contracts	(1,461,697)	18,351,145
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	(2,910,715)	2,155,933
Net increase (decrease) in net assets resulting from operations	(1,578,779)	26,914,761

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(15,416,603)	(9,751,779)
Net decrease in net assets from distributions to shareholders	(15,416,603)	(9,751,779)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	16,931,802	62,662,559
Net asset value of shares issued in reinvestment of distributions	14,324,543	8,677,253
Payments for shares redeemed	(57,259,317)	(89,669,262)
Net decrease in net assets from shares of beneficial interest	(26,002,972)	(18,329,450)

TOTAL DECREASE IN NET ASSETS	(42,998,354)	(1,166,468)

NET ASSETS
Beginning of Period	234,987,306	236,153,774
End of Period	$191,988,952	$234,987,306

SHARE ACTIVITY
Shares Sold	706,258	2,527,215
Shares Reinvested	595,770	360,504
Shares Redeemed	(2,386,947)	(3,664,104)
Net decrease in shares of beneficial interest outstanding	(1,084,919)	(776,385)

See accompanying notes to financial statements.

Spectrum Active Advantage Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2025	September 30, 2024
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income income	$44,419	$168,327
Net realized gain (loss) from investments and futures contracts	(170,781)	817,382
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	(263,893)	376,888
Net increase (decrease) in net assets resulting from operations	(390,255)	1,362,597

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(19,769)	(148,598)
Net decrease in net assets from distributions to shareholders	(19,769)	(148,598)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,845,075	2,029,664
Net asset value of shares issued in reinvestment of distributions	19,759	148,508
Payments for shares redeemed	(1,923,162)	(1,591,766)
Net increase in net assets from shares of beneficial interest	941,672	586,406

TOTAL INCREASE IN NET ASSETS	531,648	1,800,405

NET ASSETS
Beginning of Period	8,821,849	7,021,444
End of Period	$9,353,497	$8,821,849

SHARE ACTIVITY
Shares Sold	156,236	114,837
Shares Reinvested	1,079	8,669
Shares Redeemed	(106,586)	(92,681)
Net increase in shares of beneficial interest outstanding	50,729	30,825

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2025	September 30, 2024
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$78,150	$254,020
Net realized gain from investments, futures and swaps contracts	8,496	459,911
Net change in unrealized appreciation (depreciation) of investments and swaps contracts	(158,238)	207,696
Net increase (decrease) in net assets resulting from operations	(71,592)	921,627

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(167,787)	(265,613)
Net decrease in net assets from distributions to shareholders	(167,787)	(265,613)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	17,127	158,496
Net asset value of shares issued in reinvestment of distributions	167,700	265,260
Payments for shares redeemed	(1,714,929)	(645,135)
Net decrease in net assets from shares of beneficial interest	(1,530,102)	(221,379)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,769,481)	434,635

NET ASSETS
Beginning of Period	7,932,441	7,497,806
End of Period	$6,162,960	$7,932,441

SHARE ACTIVITY
Shares Sold	904	8,348
Shares Reinvested	8,843	14,149
Shares Redeemed	(90,561)	(34,631)
Net decrease in shares of beneficial interest outstanding	(80,814)	(12,134)

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$25.66		$23.77	$23.48	$26.00	$24.79	$21.72
Activity from investment operations:
Net investment income (loss) (1)	0.32		0.72	0.65	(0.27)	0.08	0.03
Net realized and unrealized gain (loss) on investments, swaps and futures contracts	(0.49)		2.26	(0.11)	(1.06)	2.53	3.89
Total from investment operations	(0.17)		2.98	0.54	(1.33)	2.61	3.92
Less distributions from:
Net investment income	(1.51)		(1.09)	(0.25)	(1.15)	(0.45)	(0.52)
Net realized gains	(0.20)		—	—	(0.04)	(0.95)	(0.33)
Total distributions	(1.71)		(1.09)	(0.25)	(1.19)	(1.40)	(0.85)
Net asset value, end of year/period	$23.78		$25.66	$23.77	$23.48	$26.00	$24.79
Total return (2)	(0.61	)% (5)	12.91%	2.29%	(5.38)%	10.82%	18.76%
Net assets, end of year/period (000s)	$191,989		$234,987	$236,154	$303,631	$444,160	$239,393
Ratio of expenses to average net assets (3)	2.42	% (6)	2.39%	2.34%	2.34%	2.37%	2.51%
Ratio of net investment income (loss) to average net assets (3,4)	2.65	% (6)	2.89%	2.75%	(1.09)%	0.30%	0.14%
Portfolio Turnover Rate	292	% (5)	372%	711%	321%	131%	389%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Active Advantage Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$18.44		$15.69	$16.45	$30.81	$27.33	$23.64
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.39	0.38	(0.27)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments, swaps and futures contracts	(0.80)		2.72	(0.99)	(5.63)	8.46	3.95
Total from investment operations	(0.72)		3.11	(0.61)	(5.90)	8.34	3.86
Less distributions from:
Net investment income	(0.04)		(0.36)	—	(0.14)	(0.25)	(0.17)
Net realized gains	—		—	—	(8.32)	(4.61)	—
Return of capital	—		—	(0.15)	—	—	—
Total distributions	(0.04)		(0.36)	(0.15)	(8.46)	(4.86)	(0.17)
Net asset value, end of year/period	$17.68		$18.44	$15.69	$16.45	$30.81	$27.33
Total return (2)	(3.91	)% (5)	20.00%	(3.68)%	(28.87)%	33.91%	16.46%
Net assets, end of year/period (000s)	$9,353		$8,822	$7,021	$8,576	$18,301	$13,338
Ratio of gross expenses to average net assets (3)	1.87	% (6)	1.87%	1.81%	1.69%	1.77%	1.89%
Ratio of net expenses to average net assets (3)	1.78	% (6)	1.75%	1.69%	1.69%	1.77%	1.89%
Ratio of net investment income (loss) to average net assets (3,4)	0.92	% (6)	2.25%	2.35%	(1.23)%	(0.40)%	(0.36)%
Portfolio Turnover Rate	707	% (5)	1756%	1614%	2258%	1294%	831%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021 (a)
	(Unaudited)
Net asset value, beginning of year/period	$19.45		$17.86	$18.08	$20.69	$20.00
Activity from investment operations:
Net investment income (loss) (1)	0.20		0.60	0.43	(0.22)	(0.11)
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.38)		1.62	(0.46)	(0.93)	1.01
Total from investment operations	(0.18)		2.22	(0.03)	(1.15)	0.90
Less distributions from:
Net investment income	(0.42)		(0.63)	(0.19)	(1.20)	(0.21)
Return of capital	—		—	—	(0.26)	—
Total distributions	(0.42)		(0.63)	(0.19)	(1.46)	(0.21)
Net asset value, end of year/period	$18.85		$19.45	$17.86	$18.08	$20.69
Total return (2)	(0.91	)% (5)	12.63%	(0.19)%	(6.03)%	4.50	% (5)
Net assets, end of year/period (000s)	$6,163		$7,932	$7,498	$7,216	$10,743
Ratio of gross expenses to average net assets (3)	2.60	% (6)	2.52%	2.49%	2.43%	2.33	% (6)
Ratio of net expenses to average net assets (3)	2.47	% (6)	2.41%	2.37%	2.43%	2.33	% (6)
Ratio of net investment (loss) to average net assets (3,4)	2.16	% (6)	3.21%	2.36%	(1.17)%	(1.21	)% (6)
Portfolio Turnover Rate	194	% (5)	137%	1418%	395%	75	% (5)

(a)	The Fund commenced operations on April 16, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited)
March 31, 2025

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”), Spectrum Active Advantage Fund (the “Active Advantage Fund”)) and Spectrum Unconstrained Fund (the “Unconstrained Fund”) (collectively, the “Funds”) are each a diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Active Advantage Fund seeks long term capital appreciation. The Unconstrained Fund’s investment objective is total return. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund also offers Advisor Class shares, but as of the date of this report none have been issued. The Low Volatility Fund commenced operations on December 16, 2013, the Active Advantage Fund commenced operations on June 1, 2015 and the Unconstrained Fund commenced operations on April 16, 2021. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the “Adviser”). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the “Sub-Adviser”). The Funds are “fund of funds”, in that these Funds will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the lead portfolio manager and Principal Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last bid on the day of valuation. Financial futures, which are traded on an exchange, are valued at the last quoted sales price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received from the broker-dealer/counterparty that

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

issued the swap. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment in Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2025 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$116,682,839	$—	$—	$116,682,839
U.S. Government & Agencies	—	72,443,419	—	72,443,419
Short-Term Investments	28,998,640	—	—	28,998,640
Derivatives
Swaps	—	624,524	—	624,524
Total Assets	$145,681,479	$73,067,943	$—	$218,749,422

Spectrum Active Advantage Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchage-Traded Funds	$3,226,625	$—	$—	$3,226,625
Open-End Funds	5,060,877	—	—	5,060,877
U. S. Government & Agencies	—	347,347	—	347,347
Short-Term Investments	682,822	—	—	682,822
Total Assets	$8,970,324	$347,347	$—	$9,317,671
Liabilities*
Derivatives
Futures Contracts**	$(7,820)	$—	$—	$(7,820)
Total Liabilities	$(7,820)	$—	$—	$(7,820)

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Spectrum Unconstrained Fund

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$3,664,159	$—	$—	$3,664,159
U.S. Government & Agencies	—	1,109,525	—	1,109,525
Short-term Investments	1,007,585	—	—	1,007,585
Derivatives
Swaps**	—	43,705	—	43,705
Total Assets	$4,671,744	$1,153,230	$—	$5,824,974

*	Refer to the Portfolios of Investments for sector classifications.

**	Futures contracts and swaps are measured at the unrealized appreciation/(depreciation) of the instruments.

The Funds did not hold any Level 3 securities during the current period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Futures Contracts – The Funds are subject to interest rate risk, equity risk and forward currency exchange rate risk in the normal course of pursuing their respective investment objectives. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Contracts – Each Fund is subject to equity price, credit risk, and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Higher swap spreads generally imply a higher risk of default.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek release of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Low Volatility Fund and the Unconstrained Fund; and annually for the Active Advantage Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2022 – 2024 or expected to be taken in all the Funds’ 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $326,400,060 and $367,424,696 for the Low Volatility Fund, $43,382,450 and $40,832,439 for the Active Advantage Fund and $6,470,030 and $8,501,640 for the Unconstrained Fund.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a gross asset or liability equal to the unrealized gain/(loss) for futures and swap contracts. During the six months ended March 31, 2025 the Funds were subject to a master netting arrangement for the swap and futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2025.

Spectrum Low Volatility Fund

Assets:
				Gross Amounts Not Offset in
				the Statements of Assets &
				Liabilities
	Gross Amount	Gross Amounts	Net Amounts of
	Recognized in the	Offset in the	Assets Presented		Cash
	Statements of	Statements of	in the Statements of	Financial	Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$624,524	$—	$624,524	$—	$—	$624,524
Total	$624,524	$—	$624,524	$—	$—	$624,524

Spectrum Active Advantage Fund

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented in
	of Recognized	Statements of	the Statements of	Financial	Cash Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$(7,820)	$—	$(7,820)	$—	$7,820	$—
Total	$(7,820)	$—	$(7,820)	$—	$7,820	$—

Spectrum Unconstrained Fund

Assets:
				Gross Amounts Not Offset in the
				Statements of Assets &
				Liabilities
	Gross Amount	Gross Amounts	Net Amounts of Assets
	Recognized in the	Offset in the	Presented in the		Cash
	Statements of	Statements of	Statements of Assets &	Financial	Collateral
Description	Assets & Liabilities	Assets & Liabilities	Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$43,705	$—	$43,705	$—	$—	$43,705
Total	$43,705	$—	$43,705	$—	$—	$43,705

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2025:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Swap Contracts	Unrealized appreciation/depreciation on swaps
Futures Contracts	Unrealized appreciation/depreciation on futures

The following table sets forth the fair value of the Funds’ derivative contracts as of March 31, 2025:

Spectrum Low Volatility Fund
Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2025
Total Return Swaps	$624,524	$624,524
Total	$624,524	$624,524

Spectrum Active Advantage Fund
Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2025
Futures Contracts *	$(7,820)	$(7,820)
Total	$(7,820)	$(7,820)

Spectrum Unconstrained Fund
Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2025
Swaps	$43,705	$43,705
Total	$43,705	$43,705

*	Represents cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended March 31, 2025:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from Swaps
Net realized gain (loss) from Futures
Net change in unrealized appreciation (depreciation) on Swaps
Net change in unrealized appreciation (depreciation) on Futures

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2025:

Spectrum Low Volatility Fund
Realized loss on derivatives recognized in the Statements of Operations
	Interest Rate	Total for the Six Months Ended
Derivative Investment Type	Risk	March 31, 2025
Swaps	$(3,063,327)	$(3,063,327)
Futures	(331,108)	(331,108)
Total	$(3,394,435)	$(3,394,435)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
	Interest Rate	Total for the Six Months Ended
Derivative Investment Type	Risk	March 31, 2025
Swaps	$335,190	$335,190
Futures	54,193	54,193
Total	$389,383	$389,383

Spectrum Active Advantage Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
		Total for the Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2025
Swaps	$(16,504)	$(16,504)
Futures	111,274	111,274
Total	$94,770	$94,770

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
		Total for the Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2025
Futures	$(138,120)	$(138,120)
Total	$(138,120)	$(138,120)

Spectrum Unconstrained Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
	Interest Rate	Total for the Six Months Ended
Derivative Investment Type	Risk	March 31, 2025
Swaps	$(27,660)	$(27,660)
Futures	(11,504)	(11,504)
Total	$(39,164)	$(39,164)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
	Interest Rate	Total for the Six Months Ended
Derivative Investment Type	Risk	March 31, 2025
Swaps	$(54,778)	$(54,778)
Futures	1,860	1,860
Total	$(52,918)	$(52,918)

The notional value of the derivative instruments outstanding as of March 31, 2025 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

5.	RISKS

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when they choose and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Funds may invest in derivative instruments (the “Product”) issued for the Funds including by Barclays Capital, Inc., Canadian Imperial Bank of Commerce and Nomura Global Financial Products, Inc. (collectively, “Counterparties”). If Counterparties become insolvent, each may not be able to make any payments under the Product and a Fund may lose their capital invested in the Product. A decline in Counterparties’ financial standing is likely to reduce the market value of the Product and therefore the price a Fund may receive for the Product if sold it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. As a result, the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to their fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. The sub-adviser fees are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an advisory fee computed and accrued daily and paid monthly at an annual rate of 2.15% of the average daily net assets for both Spectrum Low Volatility Fund and Spectrum Unconstrained Fund and 1.50% of the average daily net assets for the Spectrum Active Advantage Fund. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $2,268,810, $72,531, and $77,743 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, in advisory fees for the six months ended March 31, 2025.

Pursuant to a liquidity program administrator agreement with the Funds, the Adviser, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser out of pocket expenses and an annual fee of $9,000 per Fund. The Adviser has voluntarily agreed to waive the liquidity program administration fee for the Active Advantage Fund and the Unconstrained Fund. Pursuant to the liquidity program administrator agreement, the Adviser earned (net of voluntary waivers) $4,500, $0 and $0 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, in fees for the six months ended March 31, 2025.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of UFS.

The Funds pay Ceros Financial Services Inc. (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. For the six months ended March 31, 2025, the Funds paid $42,208, $1,451 and $1,085 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, which was paid out to brokers and dealers.

During the six months ended March 31, 2025, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf of the Funds. Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund paid trade commissions of $150, $6,746, and $40 to Ceros, respectively. Any 12b-1 fees received by Ceros related to a Fund’s investment in another Fund are returned to the respective Fund.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. These fees are borne by the Adviser. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes including futures and swaps, and its respective gross unrealized appreciation and depreciation at March 31, 2025, were as follows:

		Gross		Net Unrealized
		Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Spectrum Low Volatility Fund	$218,249,628	$98,941	$(223,671)	$(124,730)
Spectrum Active Advantage Fund	9,312,726	65,018	(60,073)	4,945
Spectrum Unconstrained Fund	5,765,812	16,117	(660)	15,457

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

8.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2024, and September 30, 2023 were as follows:

For the year ended September 30, 2024:

	Ordinary	Long-Term	Return	Tax-exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Spectrum Low Volatility Fund	$9,574,095	$—	$—	$177,684	$9,751,779
Spectrum Active Advantage Fund	148,598	—	—	—	148,598
Spectrum Unconstrained Fund	265,613	—	—	—	265,613

For the period ended September 30, 2023:

	Ordinary	Long-Term	Return	Tax-exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Spectrum Low Volatility Fund	$3,033,973	$—	$—	$—	$3,033,973
Spectrum Advisors Preferred Fund	—	—	72,303	—	72,303
Spectrum Unconstrained Fund	76,767	—	—	—	76,767

As of September 30, 2024, the components of distributable earnings/ (accumulated deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earning/
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
Spectrum Low Volatility Fund	$11,523,386	$—	$—	$—	$—	3,464,702	$14,988,088
Spectrum Active Advantage Fund	19,729	—	—	(4,846,146)	—	130,718	(4,695,699)
Spectrum Unconstrained Fund	107,978	—	—	(703,163)	—	184,425	(410,760)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures.

On September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Spectrum Low Volatility Fund	$—	$—	$—	$2,662,394
Spectrum Active Advantage Fund	3,410,682	1,435,464	4,846,146	533,149
Spectrum Unconstrained Fund	690,658	12,505	703,163	178,174

During the fiscal period ended September 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to use of tax equalization credits, resulted in reclassifications for the year ended September 30, 2024, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Spectrum Low Volatility Fund	$734,781	$(734,781)
Spectrum Active Advantage Fund	—	—
Spectrum Unconstrained Fund	—	—

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2025

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2025, National Financial Services LLC held approximately 58%, 92% and 99% of the Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, and Charles Schwab & Co., Inc. held approximately 33% of the Spectrum Low Volatility Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Funds.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANY

The Active Advantage Fund currently invests greater than 25% of its net assets in the corresponding investment below. The Fund may redeem its investment from the investment at any time if the Advisor or Sub-Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Active Advantage Fund will be directly affected by the performance of the investment. The financial statements of the investment, including the schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. At March 31, 2025, the Fund was invested in the following:

Investment	Percentage of Net Assets
AQR Equity Market Neutral Fund, Class R6	29.6%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
272 Bendix Road Suite 600
Virginia Beach, VA 23452

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Spectrum Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Renewal of the Investment Advisory and Sub-Advisory Agreements for the Spectrum Low Volatility Fund, Spectrum Active Advantage Fund, and Spectrum Unconstrained Fund

At an in-person meeting held on May 23, 2024 (the “Meeting”) the Board of Trustees (the “Board”), of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Spectrum Low Volatility Fund, Spectrum Active Advantage Fund, and Spectrum Unconstrained Fund (together the “Spectrum Funds”); and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (“Spectrum Financial”) (the “Sub-Adviser”).

The Board then reviewed and discussed the written materials that were provided by Advisors Preferred, LLC and Spectrum Financial in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Spectrum Funds. The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory and Subadvisory Agreements with respect to Spectrum Funds. The Board conducted some of their deliberations on a joint basis for the Adviser and the Sub-Adviser given the close working relationship of the Adviser and Sub-Adviser.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection, and trade execution are made for each Spectrum Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Adviser performing services for the Spectrum Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. Further the Board reviewed a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Advisers

Spectrum Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2025

have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred: The Board reviewed the balance sheet of the Adviser as of March 31, 2024, and the profit and loss statement for January through March 31, 2024. The Board also reviewed the audited financials of the Adviser as of December 31, 2023. The Adviser reported $1.7 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby noted the commitment from Adviser to grow assets and fees as discussed earlier.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and acknowledged they are confident in her abilities with respect to both positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Professional Liability Insurance is in place, including $2 million for the Independent Directors. Mr. Bridgeport noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill it Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

Spectrum Financial: The Board reviewed the income statement of Spectrum Financial for the four months ended April 30, 2024 and the balance sheet as of April 30, 2024 and found the Sub-Adviser financially adequate to continue to service the three Spectrum Funds. The Board concluded that Spectrum Financial is sufficiently financially sound to continue to serve as sub-adviser to the Spectrum Funds.

The Board confirmed with the Adviser’s CCO that she works with the CCO of Spectrum Financial, and she had reviewed the policies and procedures manual of Spectrum Financial, including their latest revisions and business continuity plans. The Board confirmed the cybersecurity risk management is the responsibility of the compliance and IT teams of Spectrum Financial, and that there were no reported breaches. The Board noted that Spectrum Financial does have Directors & Officers Errors & Omissions Liability insurance

The Board determined that Spectrum Financial has a compliance program in place that is reasonably designed to prevents violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of the Sub-Adviser and their qualifications in managing the Spectrum Funds.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of the Spectrum Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Spectrum Funds, obtaining derivative agreements for the Spectrum Funds and reporting to the Board. The Trustees concluded that

Spectrum Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2025

the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s adherence to each Spectrum Fund’s investment objectives and appears to be carrying out its functions appropriately.

Spectrum Low Volatility Fund: The Board considered the Fund’s performance as compared to a benchmark index and the Fund’s Morningstar category, Nontraditional Bond. The Board reviewed one-, three-, five- and 10-year periods ended March 31, 2024. They noted the Fund outperformed the Morningstar Nontraditional Bond category for the one-, three- five- and ten-year periods. The Board recognized the Fund seeks risk adjusted returns, and therefore lagged the S&P 500 Index for the same periods. The Board concluded that performance was satisfactory, and that with Adviser oversight, Spectrum Financial was expected to continue to obtain an acceptable level of investment returns for shareholders over the long term.

Spectrum Active Advantage Fund: The Board recognized the Fund’s performance has been below expectations and trailed both the Morningstar Tactical Allocation category and the S&P 500 Index for the one-, three-, and five-year periods and since inception ended March 31, 2024 for the S&P 500 Index. The Board discussed the Fund’s signal-driven short-term and intermediate term strategies focusing on various equity sectors. The sub-adviser discussed how the Fund invests through stock index futures and swaps on sectors represented in ETFs and beta stock baskets. The Board concluded that the Active Advantage’s performance was disappointing and agreed with the sub-adviser’s decision to revisit the Fund’s performance at year end December 31, 2024 and evaluate the future for the Fund under the current investment strategy with refinements. In spite of lagging performance, the Trustees concluded it was nonetheless acceptable to re-evaluate the Fund’s performance at calendar year end.

Spectrum Unconstrained Fund: The Board considered the Fund’s performance as compared to Bloomberg Aggregate Bond Index and the Fund’s Morningstar category, Nontraditional Bond for the one-year, and since inception periods ended March 31, 2024. Discussion followed with respect to the Fund outperforming its benchmark for both periods and slightly lagging its Morningstar category for the one-year period. The Fund has a short performance history, and the sub-adviser believes in its proven techniques for the concept of highly leveraged positions, and that in the right economic environment, the Fund will quicky move to positive above peer group returns. The Board decided to continue to monitor the Fund’s performance in the long term but concluded it was acceptable.

Fees and Expenses: As to the costs of the services provided to each Spectrum Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Spectrum Fund compared to its peer group and Morningstar category as presented in the Meeting Materials. The Board acknowledged that the Adviser pays the Sub-Adviser directly consistent with agreements in effect.

Spectrum Low Volatility Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 2.15% for Low Volatility was above the above range for the Morningstar Nontraditional Bond, Tactical Allocation, and Macro Trading Categories. The Board also compared the advisory fee to Morningstar Systematic Trend category and found it well below the maximum advisory fees in the category. The Board noted that the Fund does not easily fit within a single category because of its wide-ranging strategy. The Trustees considered that of the 2.15% advisory fee, the sub-adviser receives 1.80%, lower than the fees it charges separately managed accounts. The Trustees

Spectrum Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2025

discussed net expenses of 2.62% for Investor Class shares and found it was slightly above the maximum net expense for the Morningstar Nontraditional Bond and Macro Trading same class categories. With respect to the Morningstar Tactical Allocation and Systematic Trend categories, the Fund’s net expenses were found by the Board to be below the reasonable maximum net expense. With regards to Advisor Class shares, the Board noted the net expense ratio of 2.87% was below the reasonable maximum net fees for Morningstar Tactical Allocation and Systematic Trend A Class categories, yet above the range for Morningstar Nontraditional Bond Tactical Allocation, and Macro Trading A Class categories.

Spectrum Active Advantage Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 1.50% for Active Advantage was within the reasonable range of fees for the Morningstar Macro Trading, Tactical Allocation, Nontraditional Bond and Systematic Trend Category. The Trustees noted that the Fund does not easily fit within a single category because of its specific strategy. The Board acknowledged that of the 1.50% advisory fee, the Sub-Adviser is paid 1.15% directly from the adviser. The Board discussed net expenses of 1.83% for Investor Class shares and found them within the reasonable range for the Morningstar Tactical Allocation, Macro Trading, Nontraditional Bond and Systematic Trend Institutional Class categories.

Spectrum Unconstrained Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 2.15% for Unconstrained Fund was above range for the Morningstar Nontraditional Bond, Tactical Allocation, and Macro Trading categories. The Board found the advisory fee within range and below the reasonable maximum advisory fee for the Morningstar Systematic Trend category. The Trustees noted that the Fund does not easily fit within a single category because of its wide-ranging strategy. The Board acknowledge the Adviser pays the Sub-Adviser directly 1.80% from the advisory fee it receives. The Trustees discussed net expenses of 2.75% for Investor Class shares and found it was above range for the Morningstar Nontraditional Bond and Macro Trading Institutional class category. However, the Board discussed that the net expenses were within the reasonable range, and below the maximum in the Tactical Allocation and Systematic Trend Morningstar Institutional class categories.

Profitability of Adviser. The Board reviewed the levels of profits to Spectrum Financial for the fiscal year ended September 30, 2023 from each Spectrum Fund with respect to advisory fees and from the total relationship with each Fund. They considered whether profits from each Spectrum Fund were reasonable in light of services provided, including the assets levels and payments to the sub-adviser. The Board considered the split with Spectrum Financial to be reasonable for the services provided. The Board concluded the Adviser having excess profits from advising the Spectrum Funds is not a concern.

Spectrum Low Volatility, Active Advantage and Unconstrained Funds: In discussion and review of the profitability statement from the Adviser with respect to the Spectrum Funds, the Board considered the split between the Adviser and Sub-Adviser. The Board noted that the Adviser was slightly profitable from Low Volatility (4%), modestly profitability from Active Advantage (17%) and Unconstrained (10%) in Advisory Fees earned. The Board acknowledged that when taking into consideration the Adviser’s total relationship with the Funds, the profitability was 4%, 16%, and 10% respectively from Low Volatility, Active Advantage and Unconstrained. The Trustees discussed the commission earned on Fund portfolio transactions by the Adviser’s affiliate as part of the total relationship. The Board concluded that the

Spectrum Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
March 31, 2025

Adviser realized relatively low profits from its services to the Funds and therefore, excessive profits are not of concern at this time.

Profitability of Sub-Adviser: The Board reviewed the Levels of profit to Spectrum Financial for the year ended September 30, 2023. The Board reviewed the profitability reports submitted by Spectrum Financial, and sub-advisory fees received of 1.80%, 1.15%, and 1.80% of average net assets, respectively from Low Volatility, Active Advantage and Unconstrained. The Board noted that Spectrum Financial made a 62% profit from Low Volatility, a 63% profit from Active Advantage, and a 68% profit from Unconstrained for the fiscal year ended September 30, 2023. The Board concluded that Spectrum Financial’s profits were reasonable entrepreneurial profits for services provided to the Funds. The Board discussed a joint revenue sharing agreement in place between the Adviser and Spectrum Financial allowing for payments to individuals for raising assets for the Funds. Ms. Ayers-Rigsby noted the agreement has been updated to accommodate the current market conditions for distributing the Funds’ shares. She also noted the agreement includes Hundredfold Select. The Board concluded that excess profits for the Sub-Adviser with respect to each of Low Volatility, Active Advantage and Unconstrained is currently not a concern, but profit margins are near the upper end of court reviewed profit margins, and they will monitor profits from each Fund as assets continue to grow.

The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Economies of Scale. As to the extent to which the Spectrum Funds will realize economies of scale, the Adviser reported an estimate of $500 million per Fund to be the minimum asset level required to reach such economies of scale and that some Funds may not achieve economies of scale as they may face capacity issues under certain investment strategies. The Board discussed the Adviser’s expectations for the growth in net assets of each Spectrum Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Funds continue to grow.

Conclusion. Counsel assisted the Board throughout the Advisory Agreement and Sub-Advisory Agreement review process. The Board members relied upon the advice of counsel, and their own business judgment, in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreement. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement and Sub-Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	6/2/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	6/2/25

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	6/2/25